UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22148

PowerShares Actively Managed Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Andrew Schlossberg

President

3500 Lacey Road

Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-983-0903

Date of fiscal year end: October 31

Date of reporting period: October 31, 2013

Item 1. Reports to Stockholders.

The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

October 31, 2013

2013 Annual Report to Shareholders

PSR	PowerShares Active U.S. Real Estate Fund

CHNA	PowerShares China A-Share Portfolio

PHDG	PowerShares S&P 500® Downside Hedged Portfolio

2

The Market Environment

Fixed Income

Accommodative global central bank policies during the latter part of 2012 helped support international bond investor risk appetites early in the reporting period. At the same time, the yield premiums (“credit spreads”) demanded by investors for accepting credit risk were driven lower as sentiment improved and the appetite for credit risk flourished. In this environment, emerging market debt and below investment grade corporate bonds were in demand and performed well. Though economic data looked increasingly positive, notable headwinds to global economic growth endured and developed markets gross domestic product expectations remained modest. For U.S. investors, international fixed income returns began a downturn as we moved into calendar year 2013, as rising intermediate-long term global interest rates, languid corporate credit spreads, and a strengthening U.S. dollar each contributed in their own way to weak returns for international bond holdings. Perhaps counter intuitively, Japanese interest rates reached new lows at the beginning of 2013, but the simultaneous weakening of the JPY/USD led to notably negative total returns for U.S. investors in Japanese government bonds during this period. Then in March 2013, the Cypriote banking crisis caused a flight to safety to the short end of yield curves for global bond investors, which drove German and Swiss two-year bond prices high enough to push their yields into negative territory, but at the expense of intermediate & longer term bonds. By May/June of 2013, global capital markets began a widespread sell-off following Federal Reserve (the “Fed”) Chairman Ben Bernanke’s comments about the intent to reduce the Fed’s program of quantitative easing (QE). Few asset classes were immune from this broad sell-off and the volatile emerging market debt markets suffered notably during this period as investor risk aversion escalated and poor liquidity conditions negatively impacted prices for emerging market debt positions. The market volatility experienced as we entered the second half of the reporting period caused many U.S. and international bond market segments to turn negative for the period to date. Global financial markets stabilized in mid-summer; however, August brought more selling in the equity and bond markets and yields continued their upward trend. International fixed-income indexes recouped some of their losses as we approached the end of the fund year, but generally remained below breakeven levels for U.S. investors. Falling intermediate-long-term global interest rates following the Fed’s September announcement that it was holding the course on its QE program benefited the U.S. and international fixed income market returns. The Fed’s position was that key economic variables had not reached levels indicative of the economic strength to warrant tapering its QE program. Government yields in the U.S, Europe and Japan fell through October which helped U.S. and international fixed income indexes close out the fund year on a positive note, with additional gains coming from tightening corporate credit spreads and renewed investor interest in emerging markets debt. As the period ended, peripheral European bonds outperformed, the Japanese economy continued to show growth in response to policy actions, and European growth appeared to be gaining a stronger foothold.

Domestic Equity

The fiscal year ended October 31, 2013, saw slow but steady improvement in the U.S. economy and strong U.S. equity market returns. Businesses and consumers began the reporting period by digesting the results of the 2012 presidential election and contemplating its impact on their wallets. In late 2012 and early 2013, consumer confidence trended higher based on the recovery of the U.S. housing market, but uncertainty surrounding the outcome of tax and spending negotiations between the White House and Congress—and implementation of sequestration spending cuts—left many businesses hesitant to spend. Despite these headline events, equity markets focused more on longer term fundamentals. Major U.S. stock market indexes rose throughout 2013, hitting multiyear or all-time highs.1

From late May through June, capital markets declined following Chairman Ben Bernanke’s comments suggesting the time had come to begin reducing the Fed’s extraordinary stimulus policies. This sell-off was brief but broad, and few asset classes were immune. Markets stabilized in mid-summer, and despite some volatility in August surrounding a potential U.S. military reaction to instability in Syria, they generally moved higher through the end of the fiscal year.

[1]	Source: Reuters

International Equity

The fiscal year ended October 31, 2013, saw slow but steady improvement in the U.S. economy and strong U.S. and Global equity market returns. Businesses and consumers began the reporting period by digesting the results of the 2012 presidential election and contemplating its impact on their wallets. In late 2012 and early 2013, consumer confidence trended higher based on the recovery of the U.S. housing market, but uncertainty surrounding the outcome of tax and spending negotiations between the White House and
Congress—and implementation of sequestration spending cuts—left many businesses hesitant to spend. Despite these headline events, equity markets focused more on longer term fundamentals. Major U.S. and Global stock market indexes rose throughout 2013, hitting multiyear or all-time highs.1

From late May through June, capital markets declined following Chairman Ben Bernanke’s comments suggesting the time had come to begin reducing the Fed’s extraordinary stimulus policies. This news, combined with data showing a slowdown in China’s economy, led to a 9% correction in non-U.S. stocks from the mid-May peak of the market. The most significantly impacted segments of the market were interest rate sensitive and commodity related sectors, as well as emerging markets. Markets

3

The Market Environment (continued)

stabilized in mid-summer and, despite some volatility in August surrounding a potential U.S. military reaction to instability in Syria, they generally moved higher through the end of the fiscal year.

Strong macroeconomic data and a continued reduction in political uncertainty buoyed European equity markets as the period progressed. Indeed, the Eurozone officially exited recession in August-September and, while Fed. talk of tapering did unsettle markets initially, ultimately their decision not to taper surprised financial markets, proving supportive for European equities.

Asian equity markets (excluding Japan) experienced a volatile 12-months, but generally ended the period on a positive note. Certain emerging Asian markets struggled, however, on the back of continued sensitivity to the global liquidity environment. While North Asian equity markets proved relatively resilient, those in South Asia were more volatile, with concerns over current account deterioration. This was particularly the case for Indonesia, where the current account deficit widened and the currency weakened markedly against the U.S. dollar.

[1]	Source Reuters

4

PSR	Manager’s Analysis
PowerShares Active U.S. Real Estate Fund (PSR)

The investment objective of PowerShares Active U.S. Real Estate Fund (the “Fund”) is high total return through growth of capital and current income. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in securities of companies that are principally engaged in the U.S. real estate industry and included within the FTSE NAREIT All Equity REITs Index (the “Benchmark Index”). The Fund considers a company to be principally engaged in the U.S. real estate industry if it: (i) derives 50% of its revenues or profit from ownership, leasing construction, financing or sale of U.S. real estate; or (ii) has at least 50% of the value of its assets invested in U.S. real estate. The Fund invests principally in equity real estate investment trusts (“REITs”). In constructing the portfolio, Invesco Advisers, Inc., the Fund’s sub-adviser (“Invesco Advisers”), analyzes quantitative and statistical metrics to identify attractively priced securities.

For the fiscal year ended October 31, 2013, on a market price basis, the Fund returned 9.37%. On a net asset value (“NAV”) basis, the fund returned 9.23%. During the same reporting period, the Benchmark Index returned 11.11%.

The Fund trailed the Benchmark Index over this time as inflows to passively managed listed real estate vehicles were strong. These inflows have helped to support small/mid-capitalization stocks and stocks with higher yields and financial leverage, characteristics which generally are less present across the Fund’s portfolio. The Fund maintains a bias toward companies with higher quality assets, supply constrained markets and flexible, generally lower leveraged balance sheets, traits which Invesco Advisers believe may lead to outperformance over the long term.

For the fiscal year ended October 31, 2013, the healthcare REIT and industrial REIT sub-industries contributed most significantly to the Fund’s return, followed by timber REIT and shopping center REIT sub-industries, respectively. The office REIT, diversified REIT, and the regional mall REIT sectors detracted from relative performance. In the healthcare REIT sub-industries, underweight exposure to HCP, Inc. and an overweight exposure in Senior Housing Properties Trust and LTC Properties proved favorable. In the industrial REIT sector, an overweight position in Prologis, Inc. contributed to positive relative performance. Among the timber REITs, Rayonier Inc. was most favorable as well as an overweight exposure to Tanger Factory Outlet Centers Inc. in the shopping center REITs.

Positions that contributed most significantly to the Fund’s return included Prologis, Inc., an Industrial REIT co. (portfolio average weight of 3.90%), and Public Storage, a Self-Storage REIT co. (portfolio average weight of 4.20%). Positions that detracted most significantly from the Fund’s return included Realty Income Corp., a retail freestanding REIT co. (portfolio average weight of 0.21%), AvalonBay Communities, Inc., a residential apartment REIT co. (portfolio average weight of 5.48%), and Digital Realty Trust, a diversified REIT co. (portfolio average weight of 1.63%).

Property Type and Sub-Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2013
Specialized	40.5
Retail	24.2
Residential	14.4
Office	10.6
Industrial	5.9
Diversified	4.3
Money Market Fund Plus Other Assets Less Liabilities	0.1

Top Ten Fund Holdings (% of the Fund's Net Assets) as of October 31, 2013
Security
Simon Property Group, Inc.	11.0
American Tower Corp.	6.9
Ventas, Inc.	6.1
AvalonBay Communities, Inc.	5.9
Prologis, Inc.	5.9
Weyerhaeuser Co.	5.6
Public Storage	5.4
Boston Properties, Inc.	3.9
Equity Residential	3.5
DDR Corp.	3.3
Total	57.5

5

PowerShares Active U.S. Real Estate Fund (PSR) (continued)

Growth of a $10,000 Investment Since Inception†

Fund Performance History as of October 31, 2013

	1 Year	3 Years Avg. Ann.††	3 Years Cumulative	Fund Inception†
Index				Avg. Ann.††	Cumulative
FTSE NAREIT All Equity REITs Index	11.11%	12.65%	42.96%	28.83%	249.90%
Fund
NAV Return	9.23	11.73	39.46	27.10	227.36
Market Price Return	9.37	11.74	39.51	27.27	229.52

Fund Inception: November 20, 2008

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.80% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Benchmark Index performance results are based upon a hypothetical investment in its constituent securities. Benchmark Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Benchmark Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

†	Fund and Benchmark Index returns are based on the inception date of the Fund.

††	Average Annualized.

6

CHNA	Manager’s Analysis
PowerShares China A-Share Portfolio (CHNA)

The PowerShares China A-Share Portfolio (the “Fund”) is an actively managed exchange-traded fund (“ETF”) whose investment objective seeks to provide long-term capital appreciation. The Fund seeks to achieve its investment objective by providing exposure to the China “A-Shares” market using a quantitative, rules-based investment strategy. Under normal circumstances, the Fund will invest in a combination of (i) futures contracts (the “Futures”) on the FTSE China A50 Index (the “Benchmark Index”); (ii) ETFs that provide exposure to the largest companies within the China A-Shares market, including ETFs organized outside of the U.S. and (iii) A-Shares, to the extent permissible under Chinese law. The Futures currently utilized by the Fund are exchange-traded Futures listed on the Singapore stock exchange. The Fund invests its remaining assets in U.S. government securities, money market instruments, cash and cash equivalent securities (i.e., corporate commercial paper) to collateralize its investments in the Futures or for other purposes.

The Benchmark Index is comprised of China’s domestic market A-Shares, which are securities issued by companies that are incorporated in mainland China and that trade in Renminbi on the Shanghai Stock Exchange or the Shenzhen Stock Exchange. The Benchmark Index includes the A-share securities of the largest 50 A-Share companies (as determined by market capitalization) listed on those two exchanges.

Risk Allocation*
Asset Class	Risk Contribution	% of Net Assets as of October 31, 2013
Equities	100%	100%

*	Based on futures contracts exposure.

By investing in Futures, the Fund has no direct ownership of the companies included in the Benchmark Index, but the Fund gains exposure to the performance of those companies.

For the period, October 10, 2013 (inception date) through October 31, 2013, on a market price basis, the Fund returned (0.83)%. On a net asset value (“NAV”) basis, the Fund returned (1.07)%. During this same time period, the Benchmark Index returned (0.17)%. The Fund’s NAV return differed from that of the Benchmark Index, primarily due to fair valuation adjustments of the Fund’s holdings at the beginning of the period.

7

PowerShares China A-Share Portfolio (CHNA) (continued)

Fund Performance History as of October 31, 2013

Index	Fund Inception† Cumulative
FTSE China A50 Index	(0.17)%
Fund
NAV Return	(1.07)
Market Price Return	(0.83)

Fund Inception: October 10, 2013

Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.60% (0.51% after fee waiver) includes the unitary management fee of 0.50% and acquired fund fees and expenses of 0.10%. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. See invescopowershares.com to find the most recent month-end performance numbers.

Benchmark Index performance results are based upon a hypothetical investment in its constituent securities. Benchmark Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Benchmark Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

8

PHDG	Manager’s Analysis
PowerShares S&P 500® Downside Hedged Portfolio (PHDG)

The PowerShares S&P 500® Downside Hedged Portfolio (the “Fund”) is an actively managed exchange-traded fund (“ETF”) that seeks to achieve positive total returns in rising or falling markets that are not directly correlated to broad equity or fixed income market returns.

The Fund seeks to achieve its investment objective by using a quantitative, rules based strategy designed to provide returns that correspond to the performance of the S&P 500® Dynamic VEQTOR Index, a benchmark Index. The Fund, in accordance with strategy allocation rules provided by Standard & Poor’s (“S&P”), invests in a combination of (i) equity securities contained in the S&P 500® Index, a benchmark Index, and that are listed on a U.S. securities exchange, (ii) Chicago Board Options Exchange Volatility Index (the “VIX Index”) related instruments, such as listed VIX Index futures contracts that reflect exposure to the S&P 500® VIX Short Term Futures Index, and (iii) money market instruments, cash and cash equivalents.

Although the Fund seeks returns comparable to the returns of the S&P 500® Dynamic VEQTOR Index, the Fund can have a higher or lower exposure to any component within the S&P 500® Dynamic VEQTOR Index at any time. In addition to its investments in the components of the S&P 500® Dynamic VEQTOR Index, the Fund also may invest in other VIX Index-related instruments, including ETFs and exchange-traded notes that are listed on a U.S. securities exchange and that provide exposure to the VIX Index and U.S. listed futures contracts that track the S&P 500® Index and are listed on the Chicago Mercantile Exchange.

For the period, December 6, 2012 (inception date) through October 31, 2013, on a market price basis, the Fund returned 9.26%. On a net asset value (“NAV”) basis, the Fund returned 8.99%. During this same time period, the Index returned 10.62%. The Fund underperformed the S&P 500® Dynamic Vector Index primarily due to fees and operating expenses that the Fund incurred during the period, as well as operational differences around rolling futures contracts as they approach their expiration date. Because the Fund cannot invest in expiring contracts on the day of expiration, the Fund generally held all exposure to the VIX Index in the second month contract. These price discrepancies between the current month and the second month contracts at expiration negatively impacted the Fund when it “rolled” between the contracts and caused the Fund to underperform the S&P 500® Dynamic VEQTOR Index.

During this same time period the S&P 500® Index returned 26.57%. The S&P 500® Index was selected for its recognition in the marketplace, and its performance comparison is a useful measure for investors as a broad representation of the equity market. The main reason for the Fund’s underperformance compared to the S&P 500® Index was the underperformance of the VIX futures and S&P 500® Index component of the Fund.

As additional points of reference, the return for this same time period for the HFRX Global Hedge Fund Index (a representative composition of the hedge fund universe) was 6.29%, while the return for the U.S. Treasury Bills Index (a representation of short-term interest rates) was 0.05%.

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2013
Information Technology	15.2
Financials	13.7
Health Care	11.1
Consumer Discretionary	10.7
Industrials	9.2
Energy	9.0
Consumer Staples	8.7
Materials	3.0
Utilities	2.7
Telecommunication Services	2.1
Money Market Fund Plus Other Assets Less Liabilities	14.6

Top Ten Fund Holdings (% of the Fund's Net Assets) as of October 31, 2013
Security
Apple, Inc.	2.6
Exxon Mobil Corp.	2.2
Google, Inc., Class A	1.6
General Electric Co.	1.5
Microsoft Corp.	1.5
Johnson & Johnson	1.4
Chevron Corp.	1.3
Procter & Gamble Co. (The)	1.2
Berkshire Hathaway, Inc., Class B	1.1
Wells Fargo & Co.	1.1
Total	15.5

9

PowerShares S&P 500® Downside Hedged Portfolio (PHDG) (continued)

Growth of a $10,000 Investment Since Inception†

Fund Performance History as of October 31, 2013

Index	Fund Inception† Cumulative
S&P 500® Dynamic VEQTOR Index	10.62%
S&P 500® Index	26.57
HFRX Global Hedge Fund Index	6.29
U.S. Treasury Bills Index	0.05
Fund
NAV Return	8.99
Market Price Return	9.26

Fund Inception: December 6, 2012

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.39% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Benchmark indices performance results are based upon a hypothetical investment in its constituent securities. Benchmark indices returns do not represent Fund returns. An investor cannot invest directly in an index. The benchmark indices do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

†	Fund and benchmark indices returns are based on the inception date of the Fund.

10

Fees and Expenses

As a shareholder of a Fund of the PowerShares Actively Managed Exchange-Traded Fund Trust, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

In pursuing its investment objective, PowerShares China A-Share Portfolio (the “Portfolio”) may invest a portion of their assets in investment companies. The Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which it invests. The effect of such expenses are included in the Portfolio’s total return.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month (or shorter) period ended October 31, 2013.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Active U.S. Real Estate Fund (PSR)
Actual	$1,000.00	$932.70	0.80%	$3.90
Hypothetical (5% return before expenses)	1,000.00	1,021.17	0.80	4.08
PowerShares China A-Shares Portfolio (CHNA)(2)
Actual	1,000.00	986.60	0.45	0.29
Hypothetical (5% return before expenses)	1,000.00	1,022.94	0.45	2.29
PowerShares S&P 500® Downside Hedged Portfolio (PHDG)
Actual	1,000.00	1,030.56	0.38	1.94
Hypothetical (5% return before expenses)	1,000.00	1,023.29	0.38	1.94

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2013. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365. Expense ratios for the most recent half-year may differ from expense ratios based on the annualized data in the Financial Highlights.

(2)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period October 8, 2013 (Commencement of Investment Operations) to October 31, 2013. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 24/365. Hypothetical expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365.

11

Schedule of Investments(a)

PowerShares Active U.S. Real Estate Fund (PSR)

October 31, 2013

Number of Shares		Value
	Real Estate Investment Trusts—99.9%
	Diversified—4.3%
17,720	Cousins Properties, Inc.	$200,768
15,237	Liberty Property Trust	566,664
7,538	Vornado Realty Trust	671,334

		1,438,766

	Industrial—5.9%
48,749	Prologis, Inc.	1,947,522

	Office—10.6%
7,275	Alexandria Real Estate Equities, Inc.	478,550
12,544	Boston Properties, Inc.	1,298,304
8,388	Corporate Office Properties Trust	206,345
7,205	Digital Realty Trust, Inc.	343,390
6,665	DuPont Fabros Technology, Inc.	165,625
5,787	Government Properties Income Trust	141,492
7,647	Highwoods Properties, Inc.	295,174
12,428	Hudson Pacific Properties, Inc.	257,136
17,892	Piedmont Office Realty Trust, Inc., Class A	330,644

		3,516,660

	Residential—14.4%
15,634	AvalonBay Communities, Inc.	1,955,032
5,400	Camden Property Trust	346,680
22,334	Equity Residential	1,169,408
4,500	Mid-America Apartment Communities, Inc.	298,800
5,767	Post Properties, Inc.	263,782
3,642	Sun Communities, Inc.	162,324
24,059	UDR, Inc.	596,904

		4,792,930

	Retail—24.2%
65,256	DDR Corp.	1,106,089
14,861	Glimcher Realty Trust	152,325
3,226	Inland Real Estate Corp.	34,486
16,613	Macerich Co. (The)	983,656
22,807	National Retail Properties, Inc.	784,561
6,279	Ramco-Gershenson Properties Trust	102,096
24,280	Retail Opportunity Investments Corp.	359,344
23,541	Simon Property Group, Inc.	3,638,262
24,542	Tanger Factory Outlet Centers, Inc.	855,289

		8,016,108

	Specialized—40.5%
28,706	American Tower Corp.	2,277,821
5,146	Chesapeake Lodging Trust	121,291
13,691	DiamondRock Hospitality Co.	155,940
18,225	HCP, Inc.	756,338
11,409	Health Care REIT, Inc.	739,874
18,130	Hersha Hospitality Trust	102,797
14,648	Hospitality Properties Trust	430,358
31,971	Host Hotels & Resorts, Inc.	593,062
10,111	LaSalle Hotel Properties	313,947
3,580	LTC Properties, Inc.	141,231
2,536	National Health Investors, Inc.	158,551
6,921	Plum Creek Timber Co., Inc.	314,213
3,971	Potlatch Corp.	162,136
10,684	Public Storage	1,783,907
1,171	Rayonier, Inc.	55,060
19,773	RLJ Lodging Trust	499,466

Number of Shares		Value
	Real Estate Investment Trusts (continued)
	Specialized (continued)
19,756	Senior Housing Properties Trust	$486,788
3,241	Sovran Self Storage, Inc.	247,904
17,139	Sunstone Hotel Investors, Inc.	227,092
30,862	Ventas, Inc.	2,013,437
60,638	Weyerhaeuser Co.	1,843,395

		13,424,608

	Total Real Estate Investment Trusts (Cost $32,249,448)	33,136,594

	Money Market Fund—0.0%
8,490	Premier Portfolio—Institutional Class(b) (Cost $8,490)	8,490

	Total Investments (Cost $32,257,938)—99.9%	33,145,084
	Other assets less liabilities—0.1%	34,583

	Net Assets—100.0%	$33,179,667

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Schedule of Investments

PowerShares China A-Share Portfolio (CHNA)

October 31, 2013

Number of Shares		Value
	Money Market Funds(a)—79.8%
400,000	Premier Portfolio—Institutional Class (Cost $400,000)	$400,000
400,000	Premier Tax-Exempt Portfolio—Institutional Class (Cost $400,000)	400,000
400,000	STIT-Government & Agency Portfolio—Institutional Class (Cost $400,000)	400,000
400,000	STIT-STIC Prime Portfolio—Institutional Class (Cost $400,000)	400,000
400,000	STIT-Treasury Portfolio (Cost $400,000)	400,000

	Total Investments (Cost $2,000,000)—79.8%	2,000,000
	Other assets less liabilities—20.2%	505,586

	Net Assets—100.0%	$2,505,586

Notes to Schedule of Investments:

(a)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Schedule of Investments(a)

PowerShares S&P 500® Downside Hedged Portfolio (PHDG)

October 31, 2013

Number of Shares		Value
	Common Stocks and Other Equity Interests—85.4%
	Consumer Discretionary—10.7%
382	Abercrombie & Fitch Co., Class A	$14,317
1,831	Amazon.com, Inc.(b)	666,539
323	AutoNation, Inc.(b)	15,578
181	AutoZone, Inc.(b)	78,679
1,076	Bed Bath & Beyond, Inc.(b)	83,196
1,296	Best Buy Co., Inc.	55,469
573	BorgWarner, Inc.	59,094
1,086	Cablevision Systems Corp., Class A	16,887
1,096	CarMax, Inc.(b)	51,501
2,116	Carnival Corp.	73,319
2,733	CBS Corp., Class B	161,630
153	Chipotle Mexican Grill, Inc.(b)	80,626
1,384	Coach, Inc.	70,141
12,747	Comcast Corp., Class A	606,502
1,322	D.R. Horton, Inc.	25,052
626	Darden Restaurants, Inc.	32,258
1,371	Delphi Automotive PLC (United Kingdom)	78,421
2,466	DIRECTV(b)	154,100
1,134	Discovery Communications, Inc., Class A(b)	100,835
1,439	Dollar General Corp.(b)	83,145
1,098	Dollar Tree, Inc.(b)	64,123
517	Expedia, Inc.	30,441
483	Family Dollar Stores, Inc.	33,269
19,212	Ford Motor Co.	328,717
251	Fossil Group, Inc.(b)	31,862
567	GameStop Corp., Class A	31,083
1,127	Gannett Co., Inc.	31,184
1,375	Gap, Inc. (The)	50,861
597	Garmin Ltd.	27,910
4,568	General Motors Co.(b)	168,788
768	Genuine Parts Co.	60,541
1,233	Goodyear Tire & Rubber Co. (The)	25,868
1,313	H&R Block, Inc.	37,342
1,098	Harley-Davidson, Inc.	70,316
339	Harman International Industries, Inc.	27,466
559	Hasbro, Inc.	28,872
6,990	Home Depot, Inc. (The)	544,451
1,293	International Game Technology	24,308
2,098	Interpublic Group of Cos., Inc. (The)	35,246
1,470	J.C. Penney Co., Inc.(b)	11,025
3,341	Johnson Controls, Inc.	154,187
990	Kohl’s Corp.	56,232
1,198	L Brands, Inc.	75,007
714	Leggett & Platt, Inc.	21,234
784	Lennar Corp., Class A	27,871
5,137	Lowe’s Cos., Inc.	255,720
1,833	Macy’s, Inc.	84,520
1,122	Marriott International, Inc., Class A	50,580
1,678	Mattel, Inc.	74,453
4,908	McDonald’s Corp.	473,720
294	Netflix, Inc.(b)	94,809
1,385	Newell Rubbermaid, Inc.	41,038
2,471	News Corp., Class A(b)	43,490
3,691	NIKE, Inc., Class B	279,630
706	Nordstrom, Inc.	42,692
1,262	Omnicom Group, Inc.	85,955

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
574	O’Reilly Automotive, Inc.(b)	$71,067
525	PetSmart, Inc.	38,199
257	priceline.com, Inc.(b)	270,834
1,652	PulteGroup, Inc.	29,158
411	PVH Corp.	51,198
304	Ralph Lauren Corp.	50,355
1,080	Ross Stores, Inc.	83,538
542	Scripps Networks Interactive, Inc., Class A	43,631
3,186	Staples, Inc.	51,358
3,667	Starbucks Corp.	297,210
961	Starwood Hotels & Resorts Worldwide, Inc.	70,749
3,067	Target Corp.	198,711
550	Tiffany & Co.	43,544
1,393	Time Warner Cable, Inc.	167,369
4,535	Time Warner, Inc.	311,736
3,450	TJX Cos., Inc. (The)	209,726
551	TripAdvisor, Inc.(b)	45,573
9,697	Twenty-First Century Fox, Inc., Class A	330,474
543	Urban Outfitters, Inc.(b)	20,569
437	VF Corp.	93,955
2,119	Viacom, Inc., Class B	176,492
8,189	Walt Disney Co. (The)	561,684
21	Washington Post Co. (The), Class B	13,510
393	Whirlpool Corp.	57,382
645	Wyndham Worldwide Corp.	42,828
403	Wynn Resorts Ltd.	66,999
2,165	Yum! Brands, Inc.	146,397

		9,576,346

	Consumer Staples—8.7%
9,874	Altria Group, Inc.	367,609
3,216	Archer-Daniels-Midland Co.	131,534
2,107	Avon Products, Inc.	36,873
781	Beam, Inc.	52,561
787	Brown-Forman Corp., Class B	57,435
877	Campbell Soup Co.	37,334
653	Clorox Co. (The)	58,894
18,495	Coca-Cola Co. (The)	731,847
1,201	Coca-Cola Enterprises, Inc.	50,118
4,266	Colgate-Palmolive Co.	276,138
2,068	ConAgra Foods, Inc.	65,783
807	Constellation Brands, Inc., Class A(b)	52,697
2,131	Costco Wholesale Corp.	251,458
5,957	CVS Caremark Corp.	370,883
997	Dr Pepper Snapple Group, Inc.	47,208
1,246	Estee Lauder Cos., Inc. (The), Class A	88,416
3,163	General Mills, Inc.	159,479
739	Hershey Co. (The)	73,338
662	Hormel Foods Corp.	28,771
526	J.M. Smucker Co. (The)	58,496
1,259	Kellogg Co.	79,632
1,866	Kimberly-Clark Corp.	201,528
2,886	Kraft Foods Group, Inc.	156,941
2,539	Kroger Co. (The)	108,771
1,819	Lorillard, Inc.	92,787
644	McCormick & Co., Inc.,	44,533
993	Mead Johnson Nutrition Co.	81,088

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

PowerShares S&P 500® Downside Hedged Portfolio (PHDG) (continued)

October 31, 2013

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Staples (continued)
763	Molson Coors Brewing Co., Class B	$41,202
8,528	Mondelez International, Inc., Class A	286,882
662	Monster Beverage Corp.(b)	37,886
7,588	PepsiCo, Inc.	638,075
7,879	Philip Morris International, Inc.	702,177
13,331	Procter & Gamble Co. (The)	1,076,478
1,571	Reynolds American, Inc.	80,702
1,196	Safeway, Inc.	41,740
2,892	Sysco Corp.	93,527
1,360	Tyson Foods, Inc., Class A	37,631
4,219	Walgreen Co.	249,934
7,996	Wal-Mart Stores, Inc.	613,693
1,812	Whole Foods Market, Inc.	114,392

		7,776,471

	Energy—9.0%
2,477	Anadarko Petroleum Corp.	236,033
1,986	Apache Corp.	176,357
2,157	Baker Hughes, Inc.	125,300
2,050	Cabot Oil & Gas Corp.	72,406
1,378	Cameron International Corp.(b)	75,597
2,436	Chesapeake Energy Corp.	68,111
9,509	Chevron Corp.	1,140,700
5,997	ConocoPhillips	439,580
1,129	CONSOL Energy, Inc.	41,209
1,806	Denbury Resources, Inc.(b)	34,296
1,863	Devon Energy Corp.	117,779
351	Diamond Offshore Drilling, Inc.	21,737
1,214	Ensco PLC, Class A	69,987
1,350	EOG Resources, Inc.	240,840
749	EQT Corp.	64,122
21,658	Exxon Mobil Corp.	1,940,990
1,173	FMC Technologies, Inc.(b)	59,295
4,179	Halliburton Co.	221,612
525	Helmerich & Payne, Inc.	40,714
1,422	Hess Corp.	115,466
3,325	Kinder Morgan, Inc.	117,406
3,514	Marathon Oil Corp.	123,904
1,517	Marathon Petroleum Corp.	108,708
867	Murphy Oil Corp.	52,297
1,284	Nabors Industries Ltd.	22,444
2,117	National Oilwell Varco, Inc.	171,858
676	Newfield Exploration Co.(b)	20,584
1,260	Noble Corp.	47,502
1,751	Noble Energy, Inc.	131,202
3,941	Occidental Petroleum Corp.	378,651
1,273	Peabody Energy Corp.	24,798
2,941	Phillips 66	189,489
656	Pioneer Natural Resources Co.	134,336
887	QEP Resources, Inc.	29,324
813	Range Resources Corp.	61,552
634	Rowan Cos. PLC, Class A(b)	22,875
6,516	Schlumberger Ltd.	610,680
1,741	Southwestern Energy Co.(b)	64,800
3,285	Spectra Energy Corp.	116,848
633	Tesoro Corp.	30,947
1,700	Transocean Ltd.	80,019

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy (continued)
2,593	Valero Energy Corp.	$106,754
3,363	Williams Cos., Inc. (The)	120,093
979	WPX Energy, Inc.(b)	21,675

		8,090,877

	Financials—13.7%
1,671	ACE Ltd.	159,480
2,285	Aflac, Inc.	148,479
2,270	Allstate Corp. (The)	120,446
4,340	American Express Co.	355,012
7,205	American International Group, Inc.	372,138
1,896	American Tower Corp. REIT	150,448
966	Ameriprise Financial, Inc.	97,122
1,510	Aon PLC (United Kingdom)	119,426
721	Apartment Investment & Management Co., Class A REIT	20,174
375	Assurant, Inc.	21,930
591	AvalonBay Communities, Inc. REIT	73,905
52,573	Bank of America Corp.	733,919
5,572	Bank of New York Mellon Corp. (The)	177,190
3,464	BB&T Corp.	117,672
8,850	Berkshire Hathaway, Inc., Class B(b)	1,018,458
602	BlackRock, Inc.	181,088
744	Boston Properties, Inc. REIT	77,004
2,892	Capital One Financial Corp.	198,594
1,344	CBRE Group, Inc., Class A(b)	31,221
5,650	Charles Schwab Corp. (The)	127,972
1,260	Chubb Corp. (The)	116,021
731	Cincinnati Financial Corp.	36,550
14,927	Citigroup, Inc.	728,139
1,560	CME Group, Inc.	115,768
922	Comerica, Inc.	39,923
2,351	Discover Financial Services	121,970
1,394	E*TRADE Financial Corp.(b)	23,573
1,643	Equity Residential REIT	86,027
4,245	Fifth Third Bancorp	80,782
1,958	Franklin Resources, Inc.	105,458
2,390	Genworth Financial, Inc., Class A(b)	34,727
2,106	Goldman Sachs Group, Inc. (The)	338,771
2,223	Hartford Financial Services Group, Inc. (The)	74,915
2,199	HCP, Inc. REIT	91,258
1,410	Health Care REIT, Inc.	91,438
3,623	Host Hotels & Resorts, Inc. REIT	67,207
2,339	Hudson City Bancorp, Inc.	21,004
3,974	Huntington Bancshares, Inc.	34,971
362	IntercontinentalExchange, Inc.(b)	69,768
2,151	Invesco Ltd.(c)	72,596
18,491	JPMorgan Chase & Co.	953,026
4,378	KeyCorp	54,856
2,011	Kimco Realty Corp. REIT	43,196
523	Legg Mason, Inc.	20,120
1,545	Leucadia National Corp.	43,785
1,317	Lincoln National Corp.	59,805
1,500	Loews Corp.	72,465
649	M&T Bank Corp.	73,032
682	Macerich Co. (The) REIT	40,381
2,696	Marsh & McLennan Cos., Inc.	123,477

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

PowerShares S&P 500® Downside Hedged Portfolio (PHDG) (continued)

October 31, 2013

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
1,348	McGraw Hill Financial, Inc.	$93,929
5,518	MetLife, Inc.	261,057
951	Moody’s Corp.	67,198
6,814	Morgan Stanley	195,766
573	NASDAQ OMX Group, Inc. (The)	20,301
1,086	Northern Trust Corp.	61,272
1,191	NYSE Euronext	52,428
1,567	People’s United Financial, Inc.	22,612
792	Plum Creek Timber Co., Inc. REIT	35,957
2,595	PNC Financial Services Group, Inc.	190,810
1,342	Principal Financial Group, Inc.	63,691
2,727	Progressive Corp. (The)	70,820
2,444	Prologis, Inc. REIT	97,638
2,281	Prudential Financial, Inc.	185,651
710	Public Storage REIT	118,549
6,833	Regions Financial Corp.	65,802
1,525	Simon Property Group, Inc. REIT	235,689
2,139	SLM Corp.	54,266
2,166	State Street Corp.	151,772
2,653	SunTrust Banks, Inc.	89,247
1,265	T. Rowe Price Group, Inc.	97,924
457	Torchmark Corp.	33,297
1,838	Travelers Cos., Inc. (The)	158,619
8,945	U.S. Bancorp	334,185
1,302	Unum Group	41,325
1,417	Ventas, Inc. REIT	92,445
851	Vornado Realty Trust REIT	75,790
23,550	Wells Fargo & Co.	1,005,350
2,809	Weyerhaeuser Co. REIT	85,394
1,406	XL Group PLC	42,981
917	Zions Bancorp.	26,015

		12,264,467

	Health Care—11.1%
7,326	Abbott Laboratories	267,765
7,627	AbbVie, Inc.	369,528
846	Actavis PLC(b)	130,775
1,843	Aetna, Inc.	115,556
1,602	Agilent Technologies, Inc.	81,318
956	Alexion Pharmaceuticals, Inc.(b)	117,540
1,451	Allergan, Inc.	131,475
1,119	AmerisourceBergen Corp.	73,104
3,681	Amgen, Inc.	426,996
2,683	Baxter International, Inc.	176,729
945	Becton, Dickinson and Co.	99,348
1,149	Biogen Idec, Inc.(b)	280,574
6,583	Boston Scientific Corp.(b)	76,955
7,991	Bristol-Myers Squibb Co.	419,687
392	C.R. Bard, Inc.	53,398
1,646	Cardinal Health, Inc.	96,554
1,038	CareFusion Corp.(b)	40,243
2,011	Celgene Corp.(b)	298,613
1,446	Cerner Corp.(b)	81,019
1,381	Cigna Corp.	106,309
2,219	Covidien PLC	142,260
872	DaVita HealthCare Partners, Inc.(b)	49,015
687	DENTSPLY International, Inc.	32,358

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
555	Edwards Lifesciences Corp.(b)	$36,181
4,803	Eli Lilly & Co.	239,286
4,003	Express Scripts Holding Co.(b)	250,268
1,154	Forest Laboratories, Inc.(b)	54,273
7,404	Gilead Sciences, Inc.(b)	525,610
820	Hospira, Inc.(b)	33,227
783	Humana, Inc.	72,154
192	Intuitive Surgical, Inc.(b)	71,328
13,766	Johnson & Johnson	1,274,869
450	Laboratory Corp. of America Holdings(b)	45,405
849	Life Technologies Corp.(b)	63,938
1,069	McKesson Corp.	167,128
4,848	Medtronic, Inc.	278,275
14,413	Merck & Co., Inc.	649,882
1,891	Mylan, Inc.(b)	71,612
415	Patterson Cos., Inc.	17,642
540	PerkinElmer, Inc.	20,542
468	Perrigo Co.	64,533
32,246	Pfizer, Inc.	989,307
753	Quest Diagnostics, Inc.	45,112
385	Regeneron Pharmaceuticals, Inc.(b)	110,726
1,413	St. Jude Medical, Inc.	81,092
1,430	Stryker Corp.	105,620
507	Tenet Healthcare Corp.(b)	23,925
1,741	Thermo Fisher Scientific, Inc.	170,235
5,023	UnitedHealth Group, Inc.	342,870
537	Varian Medical Systems, Inc.(b)	38,976
1,123	Vertex Pharmaceuticals, Inc.(b)	80,115
411	Waters Corp.(b)	41,478
1,470	WellPoint, Inc.	124,656
841	Zimmer Holdings, Inc.	73,562
2,441	Zoetis, Inc.	77,282

		9,908,228

	Industrials—9.2%
3,150	3M Co.	396,428
986	ADT Corp. (The)(b)	42,763
1,192	AMETEK, Inc.	57,013
3,376	Boeing Co. (The)	440,568
791	C.H. Robinson Worldwide, Inc.	47,254
3,163	Caterpillar, Inc.	263,668
515	Cintas Corp.	27,692
5,121	CSX Corp.	133,453
861	Cummins, Inc.	109,364
2,813	Danaher Corp.	202,789
1,870	Deere & Co.	153,041
4,147	Delta Air Lines, Inc.	109,398
853	Dover Corp.	78,297
197	Dun & Bradstreet Corp. (The)	21,432
2,321	Eaton Corp. PLC	163,770
3,496	Emerson Electric Co.	234,127
574	Equifax, Inc.	37,121
974	Expeditors International of Washington, Inc.	44,112
1,345	Fastenal Co.	66,981
1,454	FedEx Corp.	190,474
700	Flowserve Corp.	48,629
787	Fluor Corp.	58,411

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

PowerShares S&P 500® Downside Hedged Portfolio (PHDG) (continued)

October 31, 2013

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
1,624	General Dynamics Corp.	$140,687
50,132	General Electric Co.	1,310,450
3,832	Honeywell International, Inc.	332,349
2,010	Illinois Tool Works, Inc.	158,368
1,332	Ingersoll-Rand PLC	89,950
828	Iron Mountain, Inc.	21,975
637	Jacobs Engineering Group, Inc.(b)	38,742
526	Joy Global, Inc.	29,850
555	Kansas City Southern	67,444
444	L-3 Communications Holdings, Inc.	44,600
1,315	Lockheed Martin Corp.	175,342
1,731	Masco Corp.	36,576
1,041	Nielsen Holdings NV	41,057
1,558	Norfolk Southern Corp.	134,019
1,115	Northrop Grumman Corp.	119,874
1,732	PACCAR, Inc.	96,299
558	Pall Corp.	44,930
727	Parker Hannifin Corp.	84,855
1,000	Pentair Ltd.	67,090
1,004	Pitney Bowes, Inc.	21,425
683	Precision Castparts Corp.	173,106
1,034	Quanta Services, Inc.(b)	31,237
1,636	Raytheon Co.	134,757
1,336	Republic Services, Inc.	44,716
680	Robert Half International, Inc.	26,200
673	Rockwell Automation, Inc.	74,306
654	Rockwell Collins, Inc.	45,669
497	Roper Industries, Inc.	63,025
259	Ryder System, Inc.	17,050
291	Snap-On, Inc.	30,284
3,381	Southwest Airlines Co.	58,221
810	Stanley Black & Decker, Inc.	64,063
428	Stericycle, Inc.(b)	49,734
1,364	Textron, Inc.	39,270
2,227	Tyco International Ltd.	81,397
2,328	Union Pacific Corp.	352,459
3,536	United Parcel Service, Inc., Class B	347,377
4,101	United Technologies Corp.	435,731
308	W.W. Grainger, Inc.	82,843
2,125	Waste Management, Inc.	92,523
927	Xylem, Inc.	31,982

		8,258,617

	Information Technology—15.2%
3,164	Accenture PLC, Class A	232,554
2,291	Adobe Systems, Inc.(b)	124,172
973	Akamai Technologies, Inc.(b)	43,532
1,541	Altera Corp.	51,778
764	Amphenol Corp., Class A	61,342
1,518	Analog Devices, Inc.	74,837
4,440	Apple, Inc.	2,319,234
5,885	Applied Materials, Inc.	105,047
1,119	Autodesk, Inc.(b)	44,659
2,377	Automatic Data Processing, Inc.	178,204
2,695	Broadcom Corp., Class A	72,010
1,604	CA, Inc.	50,943
26,750	Cisco Systems, Inc.	601,875

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
879	Citrix Systems, Inc.(b)	$49,910
1,464	Cognizant Technology Solutions Corp., Class A(b)	127,265
718	Computer Sciences Corp.	35,369
6,999	Corning, Inc.	119,613
5,897	eBay, Inc.(b)	310,831
1,494	Electronic Arts, Inc.(b)	39,217
10,294	EMC Corp.	247,777
395	F5 Networks, Inc.(b)	32,196
1,435	Fidelity National Information Services, Inc.	69,956
338	First Solar, Inc.(b)	16,991
648	Fiserv, Inc.(b)	67,865
685	FLIR Systems, Inc.	19,509
1,379	Google, Inc., Class A(b)	1,421,170
532	Harris Corp.	32,963
9,403	Hewlett-Packard Co.	229,151
24,332	Intel Corp.	594,431
5,030	International Business Machines Corp.	901,426
1,440	Intuit, Inc.	102,830
907	Jabil Circuit, Inc.	18,920
1,180	JDS Uniphase Corp.(b)	15,446
2,420	Juniper Networks, Inc.(b)	45,109
814	KLA-Tencor Corp.	53,398
809	Lam Research Corp.(b)	43,872
1,143	Linear Technology Corp.	47,023
2,681	LSI Corp.	22,735
516	MasterCard, Inc., Class A	370,024
966	Microchip Technology, Inc.	41,499
5,089	Micron Technology, Inc.(b)	89,974
36,948	Microsoft Corp.	1,306,112
687	Molex, Inc.	26,518
1,175	Motorola Solutions, Inc.	73,461
1,664	NetApp, Inc.	64,580
2,859	NVIDIA Corp.	43,400
17,664	Oracle Corp.	591,744
1,597	Paychex, Inc.	67,489
8,476	QUALCOMM, Inc.	588,828
928	Red Hat, Inc.(b)	40,155
2,647	Salesforce.com, Inc.(b)	141,244
1,097	SanDisk Corp.	76,241
1,521	Seagate Technology PLC	74,042
3,831	Symantec Corp.	87,117
2,010	TE Connectivity Ltd. (Switzerland)	103,495
781	Teradata Corp.(b)	34,419
943	Teradyne, Inc.(b)	16,493
5,434	Texas Instruments, Inc.	228,663
818	Total System Services, Inc.	24,401
670	Verisign, Inc.(b)	36,368
2,527	Visa, Inc., Class A	496,985
1,027	Western Digital Corp.	71,510
2,751	Western Union Co. (The)	46,822
6,260	Xerox Corp.	62,224
1,329	Xilinx, Inc.	60,363
4,725	Yahoo!, Inc.(b)	155,594

		13,644,925

	Materials—3.0%
1,026	Air Products & Chemicals, Inc.	111,844

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

PowerShares S&P 500® Downside Hedged Portfolio (PHDG) (continued)

October 31, 2013

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Materials (continued)
328	Airgas, Inc.	$35,775
5,239	Alcoa, Inc.	48,565
540	Allegheny Technologies, Inc.	17,874
474	Avery Dennison Corp.	22,335
704	Ball Corp.	34,419
502	Bemis Co., Inc.	20,030
287	CF Industries Holdings, Inc.	61,877
734	Cliffs Natural Resources, Inc.	18,849
5,933	Dow Chemical Co. (The)	234,175
4,512	E.I. du Pont de Nemours & Co.	276,134
748	Eastman Chemical Co.	58,935
1,332	Ecolab, Inc.	141,192
664	FMC Corp.	48,313
5,014	Freeport-McMoRan Copper & Gold, Inc.	184,315
407	International Flavors & Fragrances, Inc.	33,638
2,179	International Paper Co.	97,205
2,171	LyondellBasell Industries NV, Class A	161,957
852	MeadWestvaco Corp.	29,692
2,614	Monsanto Co.	274,156
1,655	Mosaic Co. (The)	75,882
2,319	Newmont Mining Corp.	63,216
1,543	Nucor Corp.	79,881
798	Owens-Illinois, Inc.(b)	25,368
670	PPG Industries, Inc.	122,329
1,441	Praxair, Inc.	179,707
938	Sealed Air Corp.	28,309
421	Sherwin-Williams Co. (The)	79,148
602	Sigma-Aldrich Corp.	52,031
704	United States Steel Corp.	17,523
649	Vulcan Materials Co.	34,754

		2,669,428

	Telecommunication Services—2.1%
26,007	AT&T, Inc.	941,453
2,926	CenturyLink, Inc.	99,074
1,524	Crown Castle International Corp.(b)	115,855
4,895	Frontier Communications Corp.	21,587
13,550	Verizon Communications, Inc.	684,411
2,906	Windstream Holdings, Inc.	24,846

		1,887,226

	Utilities—2.7%
2,957	AES Corp. (The)	41,664
606	AGL Resources, Inc.	29,003
1,174	Ameren Corp.	42,475
2,354	American Electric Power Co., Inc.	110,261
2,091	CenterPoint Energy, Inc.	51,439
1,294	CMS Energy Corp.	35,533
1,422	Consolidated Edison, Inc.	82,789
2,822	Dominion Resources, Inc.	179,903
853	DTE Energy Co.	58,976
3,450	Duke Energy Corp.	247,469
1,580	Edison International	77,467
859	Entergy Corp.	55,594
4,189	Exelon Corp.	119,554
2,034	FirstEnergy Corp.	77,028
384	Integrys Energy Group, Inc.	22,533

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Utilities (continued)
2,062	NextEra Energy, Inc.	$174,755
1,521	NiSource, Inc.	47,942
1,527	Northeast Utilities	65,493
1,569	NRG Energy, Inc.	44,764
1,006	ONEOK, Inc.	56,839
1,207	Pepco Holdings, Inc.	23,271
2,164	PG&E Corp.	90,563
533	Pinnacle West Capital Corp.	29,864
3,054	PPL Corp.	93,544
2,452	Public Service Enterprise Group, Inc.	82,142
678	SCANA Corp.	31,615
1,100	Sempra Energy	100,254
4,237	Southern Co. (The)	173,336
988	TECO Energy, Inc.	16,964
1,103	Wisconsin Energy Corp.	46,447
2,413	Xcel Energy, Inc.	69,639

		2,379,120

	Total Common Stocks and Other Equity Interests (Cost $69,507,137)	76,455,705

	Money Market Fund—8.5%
7,647,674	Premier Portfolio—Institutional Class(d) (Cost $7,647,674)	7,647,674

	Total Investments (Cost $77,154,811)—93.9%	84,103,379
	Other assets less liabilities—6.1%	5,478,795

	Net Assets—100.0%	$89,582,174

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd., and therefore Invesco Ltd. is considered to be affiliated. See Note 4.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Statements of Assets and Liabilities

October 31, 2013

	PowerShares Active U.S. Real Estate Fund (PSR)	PowerShares China A-Share Portfolio (CHNA)	PowerShares S&P 500® Downside Hedged Portfolio (PHDG)
Assets:
Unaffiliated investments, at value	$33,136,594	$—	$76,383,109
Affiliated investments, at value	8,490	2,000,000	7,720,270

Total investments, at value	33,145,084	2,000,000	84,103,379
Cash	—	39,577	82,603
Cash collateral for futures contracts	—	434,098	5,390,088
Receivables:
Dividends	56,909	485	77,978
Investments sold	—	—	99,792
Unrealized appreciation on futures contracts	—	32,101	—

Total Assets	33,201,993	2,506,261	89,753,840

Liabilities:
Payables:
Investments purchased	—	—	82,603
Unrealized depreciation on futures contracts	—	—	61,687
Accrued unitary management fees	22,326	675	27,376

Total Liabilities	22,326	675	171,666

Net Assets	$33,179,667	$2,505,586	$89,582,174

Net Assets Consist of:
Shares of beneficial interest	$33,231,142	$2,539,577	$88,709,497
Undistributed net investment income (loss)	163,412	(190)	163,757
Undistributed net realized gain (loss)	(1,102,033)	(65,902)	(6,177,961)
Net unrealized appreciation	887,146	32,101	6,886,881

Net Assets	$33,179,667	$2,505,586	$89,582,174

Shares outstanding (unlimited amount authorized, $0.01 par value)	550,000	100,001	3,300,001
Net asset value	$60.33	$25.06	$27.15

Market price	$60.35	$25.18	$27.23

Unaffiliated investments, at cost	$32,249,448	$—	$69,441,642

Affiliated investments, at cost	$8,490	$2,000,000	$7,713,169

Total investments, at cost	$32,257,938	$2,000,000	$77,154,811

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Statements of Operations

For the year ended October 31, 2013

	PowerShares Active U.S. Real Estate Fund (PSR)	PowerShares China A-Share Portfolio (CHNA)(a)	PowerShares S&P 500® Downside Hedged Portfolio (PHDG)(b)
Investment Income:
Unaffiliated dividend income	$605,426	$—	$584,338
Affiliated dividend income	—	485	1,047
Foreign withholding tax	—	—	(99)

Total Income	605,426	485	585,286

Expenses:
Unitary management fees	205,414	754	130,207
Tax expenses	—	—	55

Total Expenses	205,414	754	130,262

Waivers	—	(79)	(2,263)

Net Expenses	205,414	675	127,999

Net Investment Income (Loss)	400,012	(190)	457,287

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(924,256)	—	(828,026)
Futures contracts	—	(65,902)	(5,349,935)
In-kind redemptions	1,354,395	—	—

Net realized gain (loss)	430,139	(65,902)	(6,177,961)

Change in net unrealized appreciation (depreciation) on:
Investment securities	(106,800)	—	6,948,568
Futures contracts	—	32,101	(61,687)

Net change in unrealized appreciation (depreciation)	(106,800)	32,101	6,886,881

Net realized and unrealized gain (loss)	323,339	(33,801)	708,920

Net increase (decrease) in net assets resulting from operations	$723,351	$(33,991)	$1,166,207

(a)	For the period October 8, 2013 (commencement of investment operations) through October 31, 2013.
(b)	For the period December 4, 2012 (commencement of investment operations) through October 31, 2013.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Statements of Changes in Net Assets

For the years ended October 31, 2013 and 2012

	PowerShares Active U.S. Real Estate Fund (PSR)		PowerShares China A-Share Portfolio (CHNA)	PowerShares S&P 500® Downside Hedged Portfolio (PHDG)
	2013	2012	2013(a)	2013(b)
Operations:
Net investment income (loss)	$400,012	$330,258	$(190)	$457,287
Net realized gain (loss)	430,139	2,269,079	(65,902)	(6,177,961)
Net change in unrealized appreciation (depreciation)	(106,800)	455,905	32,101	6,886,881

Net increase in net assets resulting from operations	723,351	3,055,242	(33,991)	1,166,207

Distributions to Shareholders from:
Net investment income	(299,128)	(356,550)	—	(293,585)
Capital gains	—	(32,040)	—	—

Total distributions to shareholders	(299,128)	(388,590)	—	(293,585)

Shareholder Transactions:
Proceeds from shares sold	27,795,852	29,145,692	2,539,577	88,709,552
Value of shares repurchased	(17,434,445)	(27,029,873)	—	—

Net increase in net assets resulting from shares transactions	10,361,407	2,115,819	2,539,577	88,709,552

Net Increase in Net Assets	10,785,630	4,782,471	2,505,586	89,582,174

Net Assets:
Beginning of period	22,394,037	17,611,566	—	—

End of period	$33,179,667	$22,394,037	$2,505,586	$89,582,174

Undistributed net investment income (loss) at end of period	$163,412	$62,528	$(190)	$163,757

Changes in Shares Outstanding:
Shares sold	450,000	550,000	100,001	3,300,001
Shares repurchased	(300,000)	(500,000)	—	—
Shares outstanding, beginning of period	400,000	350,000	—	—

Shares outstanding, end of period	550,000	400,000	100,001	3,300,001

(a)	For the period October 8, 2013 (commencement of investment operations) through October 31, 2013.
(b)	For the period December 4, 2012 (commencement of investment operations) through October 31, 2013.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Financial Highlights

PowerShares Active U.S. Real Estate Fund (PSR)

	Year Ended October 31,				For the Period November 19, 2008(a) through October 31, 2009
	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$55.99	$50.32	$45.42	$33.01	$21.66
Net investment income(b)	0.93	0.77	0.54	1.07	0.72
Net realized and unrealized gain on investments	4.20	5.82	5.15	12.06	11.21
Total from investment operations	5.13	6.59	5.69	13.13	11.93
Distribution to shareholders from:
Net investment income	(0.79)	(0.84)	(0.79)	(0.72)	(0.58)
Capital gains	—	(0.08)	—	—	—
Total distributions	(0.79)	(0.92)	(0.79)	(0.72)	(0.58)
Net asset value at end of period	$60.33	$55.99	$50.32	$45.42	$33.01
Market price at end of period(c)	$60.35	$55.94	$50.36	$45.42	$33.05
Net Asset Value Total Return(d)	9.23%	13.22%	12.77%	40.16%	55.56	%(e)
Market Price Total Return(d)	9.37%	13.03%	12.86%	39.98%	55.70	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$33,180	$22,394	$17,612	$20,438	$8,253
Ratio to average net assets of:
Expenses	0.80%	0.80%	0.80%	0.80%	0.80	%(f)
Net investment income	1.56%	1.42%	1.10%	2.65%	2.83	%(f)
Portfolio turnover rate(g)	131%	33%	37%	20%	46%

PowerShares China A-Share Portfolio (CHNA)

	For the Period October 8, 2013(a) through October 31, 2013
Per Share Operating Performance:
Net asset value at beginning of period	$25.40
Net investment income(b)	0.00	(h)
Net realized and unrealized gain on investments	(0.34)
Total from investment operations	(0.34)
Net asset value at end of period	$25.06
Market price at end of period(c)	$25.18
Net Asset Value Total Return(d)	(1.34	)%(i)
Market Price Total Return(d)	(0.87	)%(i)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,506
Ratio to average net assets of:
Expenses, after Waivers	0.45	%(f)
Expenses, prior to Waivers	0.50	%(f)
Net investment income (loss), after Waivers	(0.13	)%(f)

(a)	Commencement of Investment Operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask price.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (November 20, 2008, the first day of trading on the Exchange) to October 31, 2009 was 67.47%. The market price total return from Fund Inception to October 31, 2009 was 68.71%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(h)	Amount represents less than $0.005.
(i)	The net asset value total return from Fund Inception (October 10, 2013, the first day of trading on the Exchange) to October 31, 2013 was (1.07)%. The market price total return from Fund Inception to October 31, 2013 was (0.83)%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Financial Highlights (continued)

PowerShares S&P 500® Downside Hedged Portfolio (PHDG)

	For the Period December 4, 2012(a) Through October 31, 2013
Per Share Operating Performance:
Net asset value at beginning of period	$25.00
Net investment income(b)	0.33
Net realized and unrealized gain on investments	2.04
Total from investment operations	2.37
Distribution to shareholders from:
Net investment income	(0.22)
Net asset value at end of period	$27.15
Market price at end of period(c)	$27.23
Net Asset Value Total Return(d)	9.51	%(e)
Market Price Total Return(d)	9.83	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$89,582
Ratio to average net assets of:
Expenses, after Waivers	0.38	%(f)
Expenses, prior to Waivers	0.39	%(f)
Net investment income, after Waivers	1.37	%(f)
Portfolio turnover rate(g)	99%

(a)	Commencement of Investment Operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask price.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (December 6, 2012, the first day of trading on the Exchange) to October 31, 2013 was 8.99%. The market price total return from Fund Inception to October 31, 2013 was 9.26%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Notes to Financial Statements

PowerShares Actively Managed Exchange-Traded Fund Trust

October 31, 2013

Note 1. Organization

PowerShares Actively Managed Exchange-Traded Fund Trust (the “Trust”) was organized as a Delaware statutory trust on November 6, 2007 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of October 31, 2013, the Trust offered three portfolios:

Full Name	Short Name
PowerShares Active U.S. Real Estate Fund (PSR)	“Active U.S. Real Estate Fund”
PowerShares China A-Share Portfolio (CHNA)	“China A-Share Portfolio”
PowerShares S&P 500® Downside Hedged Portfolio (PHDG)	“S&P 500® Downside Hedged Portfolio”

Each portfolio (each, a “Fund” and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market prices of each Fund’s Shares may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units for Active U.S. Real Estate Fund are issued and redeemed generally in-kind for a basket of securities. Creation Units for China A-Share Portfolio are issued and redeemed principally for cash. Creation Units for S&P 500® Downside Hedged Portfolio are issued and redeemed partially in-kind and partially for cash. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective for Active U.S. Real Estate Fund is high total return through growth of capital and current income. The investment objective for China A-Share Portfolio is to provide long-term capital appreciation. The investment objective for S&P 500® Downside Hedged Portfolio is to achieve positive total returns in rising or falling markets that are not directly correlated to broad equity or fixed income market returns.

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

24

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco PowerShares Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Equity Risk. The Funds may invest in equity securities. Equity risk is the risk that the value of the securities that a Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities a Fund holds participate or factors relating to specific companies in which the Funds invest. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Funds’ portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

China Investment Risk. For China A-Share Portfolio there are significant legal requirements that must be resolved before the Fund can invest directly in A-Shares. Currently, the Fund will invest in futures. Investing in futures based on the performance of Chinese companies included in the FTSE China A50 Index involves several risks: The economy of China differs, sometimes unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. In addition, from time to time the Chinese government has taken actions that influence the prices at which certain goods may be sold, encouraged companies to invest or concentrate in particular industries, induced mergers between companies in certain industries and induced private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulated economic expansion. The regulatory oversight of Chinese companies differs from that in the United States and may not otherwise deter or uncover fraudulent actions by the issuers.

REIT Risk. For Active U.S. Real Estate Fund, although the Fund will not invest in real estate directly, the REITs in which the Fund invests are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Non-Diversified Fund Risk. Each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

25

Management Risk. The Funds are subject to management risk because they are actively managed portfolios. In managing Active U.S. Real Estate Fund’s portfolio securities, the Fund’s sub-adviser, Invesco Advisers, Inc., and in managing China A-Share Portfolio’s and S&P 500® Downside Hedged Portfolio’s securities, the Funds’ adviser applies investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these will produce the desired results.

Cash Transaction Risk. Unlike most exchange-traded funds (“ETFs”), China A-Share Portfolio currently effects creations and redemptions principally for cash and S&P 500® Downside Hedged Portfolio currently effects creations and redemptions partially for cash and partially in-kind, rather than primarily in-kind, because of the nature of each Fund’s investments. As such, investments in each Fund’s Shares may be less tax-efficient than investments in shares of conventional ETFs that utilize an entirely in-kind redemption process.

VIX Index Risk. For S&P 500® Downside Hedged Portfolio, the Chicago Board Options Exchange (“CBOE”) can make methodological changes to the calculation of the Chicago Board Options Exchange Volatility Index (“VIX Index”) that could affect the value of the futures contracts on the VIX Index. There can be no assurance that the CBOE will not change the VIX Index calculation methodology in a way that may affect the value of your investment. Additionally, the CBOE may alter, discontinue or suspend calculation or dissemination of the VIX Index and/or the exercise settlement value. Any of these actions could adversely affect the value of your investment.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These timing differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date.

E. Expenses

Each Fund has agreed to pay an annual unitary management fee to the Adviser. The Adviser has agreed to pay for substantially all expenses of the Funds, including payments to the Sub-Advisers (as defined below), as applicable, and the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any).

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

F. Dividends and Distributions to Shareholders

Each Fund (except for China A-Share Portfolio) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. China A-Share Portfolio declares and pays dividends from net investment income, if any, to its shareholders annually and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal period-end.

G. Futures Contracts

China A-Share Portfolio and S&P 500® Downside Hedged Portfolio will enter into futures contracts to simulate full investment in securities or manage exposure to equity and market price movements and/or currency risks and provide exposure to markets and indexes. China A-Share Portfolio may enter into FTSE China A50 Index futures contracts to simulate full investment in the China A-Shares securities. S&P 500® Downside Hedged Portfolio may enter into U.S. listed futures contracts on the VIX Index and on the S&P 500® Index to simulate full investment in the S&P 500® Dynamic VEQTOR Index, to facilitate trading or to reduce transaction costs.

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A futures contract is an agreement between two parties to purchase or sell a specified underlying security or index for a specified price at a future date. China A-Share Portfolio will only enter into futures contracts that are traded on the Singapore Exchange and S&P 500® Downside Hedged Portfolio will only enter into futures contracts that are traded on a U.S. exchange and that are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant broker. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as a receivable or payable on the Statements of Assets and Liabilities. When the contracts are closed or expire, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statements of Operations.

The primary risks associated with futures contracts are market risk, leverage risk and the absence of a liquid secondary market. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and may be required to continue to maintain the margin deposits on the futures contracts until the position expired or matured. As the futures contracts on the FTSE China A50 Index, VIX Index or an E-Mini S&P 500 Futures approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling”. If the market for these contracts is in “contango,” meaning that the prices of future contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will depend on the difference in price of the near and distant contracts. The contracts included in the VIX Index historically have traded in “contango” markets, resulting in a roll cost, which could adversely affect the value of S&P 500® Downside Hedged Portfolio Shares. At any given time, S&P 500® Downside Hedged Portfolio may invest in ETFs and exchange-traded notes that are listed on a U.S. Securities exchange and that provide exposure to the VIX Index which may not correspond identically to the direction of the VIX Index. China A-Share Portfolio may invest in ETFs that provide exposure to the China A-Share market. Risks may exceed amounts recognized in the Statements of Assets and Liabilities.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs, providing certain clerical, bookkeeping and other administrative services and for Active U.S. Real Estate Fund, oversight of Invesco Advisers, Inc., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively the “Sub-Advisers”), all of which are affiliates of the Adviser.

As compensation for its services, each Fund has agreed to pay the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including for Active U.S. Real Estate Fund, payments to the Sub-Advisers, and for each Fund, the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

% of Average Daily Net Assets
Active U.S. Real Estate Fund	0.80%
China A-Share Portfolio	0.50%
S&P 500® Downside Hedged Portfolio	0.39%

The Adviser has entered into an Investment Sub-Advisory Agreement with the Sub-Advisers for the Active U.S. Real Estate Fund. The sub-advisory fee is paid by the Adviser to the Sub-Advisers at 40% of the Adviser’s compensation of the sub-advised assets.

The Adviser has contractually agreed, through at least August 31, 2015, to waive the advisory fee payable by each Fund in an amount equal to 100% of the net advisory fees the Adviser’s affiliate receives from the affiliated money market funds on investments by a Fund (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the fiscal year/period ended October 31, 2013, the Adviser waived advisory fees in the following amounts:

China A-Share Portfolio	$79
S&P 500® Downside Hedged Portfolio	2,263

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The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

Each Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd., and therefore Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in Invesco Ltd. for the period ended October 31, 2013.

S&P 500® Downside Hedged Portfolio

	Value December 4, 2012(a)	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2013	Dividend Income
Invesco Ltd.	$—	$102,465	$(35,874)	$7,101	$(1,096)	$72,596	$649

(a)	Commencement of Investment Operations.

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of October 31, 2013, the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The appreciation (depreciation) on futures contracts held in China A-Share Portfolio and S&P 500® Downside Hedged Portfolio was based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Note 6. Derivative Investments

China A-Share Portfolio and S&P 500® Downside Hedged Portfolio have implemented required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The table below summarizes the value of each Fund’s derivative instruments, detailed by primary risk exposure, held as of October 31, 2013:

China A-Share Portfolio

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Equity contract risk
Futures contract(a)	$32,101	$—

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S&P 500® Downside Hedged Portfolio

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Equity contract risk
Futures contract(a)	$22,463	$(84,150)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the caption Unrealized appreciation on futures contracts and Unrealized depreciation on futures contracts.

Effect of Derivative Instruments for the period ended October 31, 2013

The table below summarizes the Fund’s gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

China A-Share Portfolio

Location of Gain (Loss) on Statement of Operations
Futures Contracts*
Realized Gain (Loss)
Equity contract risk	$(65,902)
Change in Unrealized Appreciation
Equity contract risk	32,101

Total	$(33,801)

*	The average value of outstanding futures during the period was $2,503,515.

S&P 500® Downside Hedged Portfolio

Location of Gain (Loss) on Statement of Operations
Futures Contracts*
Realized Gain (Loss)
Equity contract risk	$(5,349,935)
Change in Unrealized Appreciation (Depreciation)
Equity contract risk	(61,687)

Total	$(5,411,622)

*	The average value of outstanding futures during the period was $5,812,259.

Open Futures Contracts
China A-Share Portfolio	Number of Contracts	Expiration Date/Commitment	Value	Unrealized Appreciation
SGX FTSE China A50 Index Futures	339	November-2013/Long	$2,503,515	$32,101

S&P 500® Downside Hedged Portfolio	Number of Contracts	Expiration Date/Commitment	Value	Unrealized Appreciation/ (Depreciation)
CBOE Volatility Index (VIX) Futures	84	November-2013/Long	$1,218,000	$(80,850)
CBOE Volatility Index (VIX) Futures	67	December-2013/Long	1,038,500	(3,300)
Three Month Euro Swiss Franc (Euroswiss) Interest Rate Futures	124	December-2013/Long	10,856,200	22,463

			$13,112,700	$(61,687)

Offsetting Assets and Liabilities

Effective with the beginning of the Funds’ fiscal year, China A-Share Portfolio and S&P 500® Downside Hedged Portfolio have adopted Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”. This update is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting on the Statements of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Funds must have a basis to conclude that such netting arrangements are legally enforceable. The Funds enter into netting agreements and collateral agreements in an attempt to reduce the Funds’ counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

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There were no derivative instruments subject to a netting agreement for which the Funds are not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of October 31, 2013.

China A-Shares Portfolio

Assets:				Collateral Received
Counterparty	Gross amounts presented in Statements of Assets & Liabilities	Gross amounts offset in Statements of Assets & Liabilities	Net amounts of assets presented in the Statements of Assets and Liabilities	Financial Instruments	Cash	Net Amount
Goldman Sachs	$32,101	$—	$32,101	$—	$—	$32,101

S&P 500® Downside Hedged Portfolio

Assets:				Collateral Received
Counterparty	Gross amounts presented in Statements of Assets & Liabilities	Gross amounts offset in Statements of Assets & Liabilities	Net amounts of assets presented in the Statements of Assets and Liabilities	Financial Instruments	Cash	Net Amount
Merrill Lynch	$22,463	$(22,463)	$—	$—	$—	$—

Liabilities:				Collateral Pledged
Counterparty	Gross amounts presented in Statements of Assets & Liabilities	Gross amounts offset in Statements of Assets & Liabilities	Net amounts of liabilities presented in the Statements of Assets and Liabilities	Financial Instruments	Cash	Net Amount
Merrill Lynch	$84,150	$(22,463)	$61,687	$—	$(61,687)	$—

Note 7. Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended October 31, 2013 and 2012:

	2013			2012
	Ordinary Income	Long-term Capital Gains	Return of Capital	Ordinary Income	Long-term Capital Gains	Return of Capital
Active U.S. Real Estate Fund	$299,128	$—	$—	$379,638	$8,952	$—
China A-Share Portfolio	—	—	—	—	—	—
S&P 500® Downside Hedged Portfolio	293,585	—	—	—	—	—

Tax Components of Net Assets at Fiscal Year-End:

	Undistributed Ordinary Income	Late-Year Ordinary Loss Deferral	Net Unrealized Appreciation— Investment Securities	Unrealized Appreciation— Other Investments	Capital Loss Carryforward	Shares of Beneficial Interest	Total Net Assets
Active U.S. Real Estate Fund	$163,412	$—	$695,573	—	$(910,460)	$33,231,142	$33,179,667
China A-Share Portfolio	—	(190)	—	32,101	(65,902)	2,539,577	2,505,586
S&P 500® Downside Hedged Portfolio	872,677	—	—	—	—	88,709,497	89,582,174

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Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following Funds have a capital loss carryforward as of October 31, 2013:

	Post-effective no expiration
	Short-term	Long-term	Total*
Active U.S. Real Estate Fund	$910,460	$—	$910,460
China A-Share Portfolio	65,902	—	65,902
S&P 500® Downside Hedged Portfolio	—	—	—

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required be the Internal Revenue Code.

Note 8. Investment Transactions

For the fiscal year/period ended October 31, 2013, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Active U.S. Real Estate Fund	$33,691,710	$33,654,551
China A-Share Portfolio	—	—
S&P 500® Downside Hedged Portfolio	40,013,801	34,736,963

For the period ended October 31, 2013, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
Active U.S. Real Estate Fund	$27,769,520	$17,072,787
China A-Share Portfolio	—	—
S&P 500® Downside Hedged Portfolio	65,063,228	—

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At October 31, 2013, the aggregate costs and the net unrealized appreciation of investments for tax purposes were as follows:

	Cost	Net Unrealized Appreciation	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Active U.S. Real Estate Fund	$32,449,511	$695,573	$1,369,941	$(674,368)
China A-Share Portfolio	2,000,000	—	—	—
S&P 500® Downside Hedged Portfolio	84,103,379	—	—	—

Note 9. Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of in-kind transactions on October 31, 2013, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended October 31, 2013, the reclassifications were as follows:

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Active U.S. Real Estate Fund	$—	$(1,295,569)	$1,295,569
China A-Share Portfolio	—	—	—
S&P 500® Downside Hedged Portfolio	55	—	(55)

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Note 10. Trustees’ Fees

The Funds compensate each Trustee who is not an “interested person” as defined in the 1940 Act (an “Independent Trustee”). The Adviser, as a result of the unitary management fee, pays for such compensation. The Trustee who is an “interested person” (the “Non-Independent Trustee”) of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 11. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. For Active U.S. Real Estate Fund, such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. For the China A-Share Portfolio, Creation Units are issued and redeemed principally for cash and for the S&P 500® Downside Hedged Portfolio, Creation Units are issued and redeemed partially for cash and partially in-kind. Cash may be substituted equivalent to the value of certain securities, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

Each Fund may issue Shares in advance of receipt of a basket of securities (“Deposit Securities”) subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with each Fund’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Transactions in a Fund’s Shares are disclosed in detail on the Statements of Changes in Net Assets.

Note 12. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PowerShares Actively Managed Exchange-Traded Fund Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PowerShares Active U.S. Real Estate Fund, PowerShares China A-Share Portfolio and PowerShares S&P 500® Downside Hedged Portfolio (each an individual portfolio of PowerShares Actively Managed Exchange-Traded Fund Trust, hereafter referred to as the “Funds”) at October 31, 2013, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Chicago, IL

December 23, 2013

33

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2013:

	Qualified dividend Income*	Dividends-Received Deduction*
Active U.S. Real Estate Fund	2%	2%
China A-Share Portfolio	0%	0%
S&P 500® Downside Hedged Portfolio	0%	0%

*	The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

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Trustees and Officers

The Independent Trustees, the Non-Independent Trustee and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and the other directorships, if any, held by each Trustee are shown below.

The Trustees and officers information is current as of October 31, 2013.

Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
Ronn R. Bagge (1958) c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2008	Founder and Principal, YQA Capital Management LLC (1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider).	115	None

Todd J. Barre (1957) c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2010	Assistant Professor of Business, Trinity Christian College (2010-Present); formerly Vice President and Senior Investment Strategist (2001-2008), Director of Open Architecture and Trading (2007-2008), Head of Fundamental Research (2004-2007) and Vice President and Senior Fixed Income Strategist (1994-2001), BMO Financial Group/Harris Private Bank.	115	None

Marc M. Kole (1960) c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2008	Chief Financial Officer, Hope Network (social services) (2008-2012); formerly, Assistant Vice President and Controller, Priority Health (health insurance) (2005-2008); Senior Vice President of Finance, United Healthcare (2004-2005); Senior Vice President of Finance, Oxford Health Plans (2000-2004).	115	None

Yung Bong Lim (1964) c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2013	Managing Partner, Residential Dynamics Group LLC (2008-Present); formerly, Managing Director, Citadel Investment Group, L.L.C. (1999-2007).	115	None

Philip M. Nussbaum (1961) c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2008	Chairman, Performance Trust Capital Partners (2004-Present).	115	None

*	This is the date the Non-Independent Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.
**	Fund Complex includes all open-end funds and closed-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser that is an affiliated person of the Adviser. At October 31, 2013, the “Fund Family” consisted of the Trust’s three portfolios and three other exchange-traded fund trusts with 112 portfolios advised by the Adviser.

35

Trustees and Officers (continued)

Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
Gary R. Wicker (1961) c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2013	Senior Vice President of Global Finance and Chief Financial Officer of RBC Ministries (publishing company) (since 2013); formerly, Executive Vice President and Chief Financial Officer, Zondervan Publishing (a division of Harper Collins/NewsCorp) (2007-2012); Senior Vice President and Group Controller (2005-2006), Senior Vice President and Chief Financial Officer (2003-2004), Chief Financial Officer (2001-2003), Vice President, Finance and Controller (1999-2001) and Assistant Controller (1997-1999), divisions of The Thomson Corporation (information services provider).	115	None

Donald H. Wilson (1959) c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Board and Trustee	Chairman Since 2012; Trustee Since 2008	Chairman, President and Chief Executive Officer, Community Financial Shares, Inc. and Community Bank—Wheaton/Glen Ellyn (subsidiary) (2013-Present); Chairman and Chief Executive Officer, Stone Pillar Advisers, Ltd. (2010-Present); formerly, Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (2007-2009); Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (2006-2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (1995-2006).	115	None

*	This is the date the Independent Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.
**	Fund Complex includes all open-end funds and closed-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser that is an affiliated person of the Adviser. At October 31, 2013, the “Fund Family” consisted of the Trust’s three portfolios and three other exchange-traded fund trusts with 112 portfolios advised by the Adviser.

36

Trustees and Officers (continued)

The Non-Independent Trustee and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex overseen by the Non-Independent Trustee and the other directorships, if any, held by the Non-Independent Trustee are shown below.

Name, Address and Year of Birth of Non-Independent Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Non-Independent Trustee	Other Directorships Held by Non-Independent Trustee During the Past 5 Years
Kevin M. Carome (1956) Invesco Ltd. Two Peachtree Pointe 1555 Peachtree St., N.E., Suite 1800 Atlanta, GA 30309	Trustee	Since 2010	Senior Managing Director, Secretary and General Counsel, Invesco Ltd. (2006-Present); Director, Invesco Advisers, Inc. (2009-Present); Director, Invesco Advisers, Inc., Invesco Finance PLC, INVESCO Funds Group, Inc., and Invesco Holding Company Limited; Director and Executive Vice President, Invesco Finance, Inc., Invesco Group Services, Inc., Invesco Investments (Bermuda) Ltd., Invesco North American Holdings, Inc., and IVZ, Inc.; Director and Secretary, IVZ Bahamas Private Limited; formerly, Senior Vice President, Secretary and General Counsel, Invesco Advisers, Inc. (2003-2005); Senior Vice President and General Counsel, Liberty Financial Companies, Inc. (2000-2001); General Counsel of certain investment management subsidiaries of Liberty Financial Companies, Inc. (1998-2000); Associate General Counsel, Liberty Financial Companies, Inc. (1993-1998); Associate, Ropes & Gray LLP.	115	None

*	This is the date the Non-Independent Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.
**	Fund Complex includes all open-end funds and closed-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser that is an affiliated person of the Adviser. At October 31, 2013, the “Fund Family” consisted of the Trust’s three portfolios and three other exchange-traded fund trusts with 112 portfolios advised by the Adviser.

37

Trustees and Officers (continued)

Name, Address and Year of Birth of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Andrew Schlossberg (1974) Invesco Management Group, Inc. 11 Greenway Plaza Suite 1000 Houston, TX 77046	President	Since 2009	Director, Invesco Distributors, Inc. (2012-Present); Managing Director—U.S. Strategy and Marketing, Invesco PowerShares Capital Management LLC (2010-Present); Senior Vice President, Invesco Advisers, Inc. (2009-Present); Managing Director, U.S. head of business strategy and chief marketing officer for Invesco Ltd. in the United States (2008-Present); Director, Invesco Distributors, Inc. (2012-Present); and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) (2009-Present); formerly, Mr. Schlossberg served in multiple roles within Invesco, including head of corporate development, as well as global leadership roles in strategy and product development in the company’s North American Institutional and Retirement divisions (2002-2007).

Peter Hubbard (1981) Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2009	Vice President and Director of Portfolio Management—Invesco PowerShares Capital Management LLC (2008-Present); formerly, Portfolio Manager, Invesco PowerShares Capital Management LLC (2007-2008); Research Analyst, Invesco PowerShares Capital Management LLC (2005-2007); Research Analyst and Trader, Ritchie Capital, a hedge fund operator (2003-2005).

David Warren (1957) Invesco Canada Ltd. 5140 Yonge Street Suite 900 Toronto, Ontario M2N 6X7	Vice President	Since 2009	Managing Director—Chief Administrative Officer, Americas, Invesco PowerShares Capital Management LLC; Senior Vice President, Invesco Advisers, Inc. (2009-Present); Director, Executive Vice President and Chief Financial Officer, Invesco Inc. (2009-Present); Senior Vice President, Invesco Management Group, Inc. (2007-Present); Director, Executive Vice President and Chief Financial Officer, Invesco Canada Ltd. (formerly, Invesco Trimark Ltd.) and Chief Administrative Officer, North American Retail, Invesco Ltd. (2007-Present); Senior Vice President, Invesco Management Group, Inc. (2007-Present); Director, Invesco Canada Holdings Inc. (2002-Present), Invesco Corporate Class Inc., and Invesco Canada Fund Inc.; Director, Executive Vice President and Chief Financial Officer, Invesco, Inc.; formerly, Director, Executive Vice President and Chief Financial Officer, Invesco Canada Ltd. (formerly, Invesco Trimark Ltd.) (2000-2006).

Sheri Morris (1964) Invesco Management Group, Inc. 11 Greenway Plaza Suite 1000 Houston, TX 77046-1173	Vice President	Since 2012	Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) (2009-Present) and Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust; formerly, Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust; Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

Rudolf E. Reitmann (1971) Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2013	Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Fund Trust (since 2013); Head of Global Exchange Traded Funds Operations, Invesco PowerShares Capital Management LLC (since 2013).

*	This is the date the Non-Independent Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

38

Trustees and Officers (continued)

Name, Address and Year of Birth of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Daniel E. Draper (1968) Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2013	Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Fund Trust (since 2013); Managing Director, Invesco PowerShares Global ETFs (since 2013); formerly, Managing Director, Credit Suisse Asset Management (2010-2013) and Lyxor Asset Management/Societe Generale (2007-2010).

Steven M. Hill (1964) Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President and Treasurer	Since 2013	Vice President and Treasurer of PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Fund Trust (since 2013); Head of Global ETF Administration, Invesco PowerShares Capital Management LLC (since 2011); formerly, Senior Managing Director and Chief Financial Officer, Destra Capital Management LLC and its subsidiaries (2010-2011); Chief Financial Officer, Destra Investment Trust and Destra Investment Trust II (2010-2011); Senior Managing Director, Claymore Securities, Inc. (2003-2010); and Chief Financial Officer, Claymore sponsored mutual funds (2003-2010).

Christopher Joe (1969) Invesco Management Group, Inc. 11 Greenway Plaza Suite 1000 Houston, TX 77046-1173	Chief Compliance Officer	Since 2012	U.S. Compliance Director, Invesco, Ltd. (since 2006); formerly, Chief Compliance Officer, Invesco Investment Advisers, LLC (registered investment adviser) (2010-2013); formerly, Assistant Fund Accounting Manager, Invesco, Ltd. (1998-1999).

Anna Paglia (1974) Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Secretary	Since 2011	Secretary, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Fund Trust (2011-present); Head of Legal, Invesco PowerShares Capital Management LLC (2010-Present); formerly, Partner, K&L Gates LLP (formerly, Bell Boyd & Lloyd LLP) (2007-2010); Associate Counsel at Barclays Global Investors Ltd. (2004-2006).

Availability of Additional Information About the Trustees

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request at (800) 983-0903.

*	This is the date the Non-Independent Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

39

Board Considerations Regarding Approval of Investment Advisory Agreement for PowerShares China A-Share Portfolio

At a meeting held on September 24, 2013, the Board of Trustees of the PowerShares Actively Managed Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the “Adviser”) and the Trust for the PowerShares China A-Share Portfolio (the “Fund”).

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) the costs of services to be provided and estimated profits to be realized by the Adviser, (iii) the extent to which economies of scale may be realized as the Fund grows, (iv) whether the fee level reflects any possible economies of scale for the benefit of Fund shareholders, (v) comparisons of services rendered and amounts paid to other registered investment companies and (vi) any benefits to be realized by the Adviser from its relationship with the Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for the Fund. No single factor was determinative in the Board’s analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions to be performed by the Adviser for the Fund, information describing the Adviser’s current organization and staffing, including operations assistance provided by the Adviser’s parent organization, Invesco Ltd., and the background and experience of the persons who will be responsible for the day-to-day management of the Fund, and considered the quality of services provided by the Adviser to other exchange-traded funds (“ETFs”). The Trustees also reviewed information related to the Adviser’s portfolio transaction policies and procedures, as well as reports on the performance of other ETFs for which the Adviser serves as investment adviser.

The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund’s administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function for the other ETFs and that was expected to be provided for the Fund.

Based on their review, the Trustees concluded that the nature, extent and quality of services to be provided by the Adviser to the Fund under the Investment Advisory Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on the Fund’s proposed advisory fee, as compared to information compiled from Lipper Inc. databases on the average and median net expense ratios of comparable ETF peers, as well as the average and median net expense ratios of the Fund’s Lipper peer group, which includes ETF and non-ETF funds. The Trustees also noted the information compiled by the Adviser from Lipper Inc. databases on the advisory fees and net expense ratios of various types of ETFs and open-end actively managed funds that they had received in connection with the 2013 contract renewal process for other ETFs for which the Adviser serves as investment adviser. The Trustees noted that the proposed annual advisory fee to be charged to the Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of the Fund except brokerage commissions and other trading expenses, taxes, interest and extraordinary expenses. The Trustees noted that the Fund’s proposed unitary advisory fee was lower than the average and median advisory fees and net expense ratios of the ETFs in its ETF universe and lower than the average and median advisory fees and net expense ratios of the Fund’s Lipper peer group. The Trustees considered the Fund’s proposed advisory fee in light of the higher administrative, operational and management oversight costs. The Board concluded that the unitary advisory fee to be charged to the Fund is reasonable and appropriate in light of the services expected to be provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the costs of services for the Fund and the fees to be paid by the Adviser. The Trustees considered information provided by the Adviser on its profitability, as well as any profits or losses realized by the Adviser from its relationship with other ETFs for which it serves as investment adviser. The Trustees concluded that the estimated profits to be realized by the Adviser with respect to the Fund appeared to be reasonable in comparison with the cost of providing investment advisory services to the Fund.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser, but that a unitary fee provides certainty in expenses for the Fund. The Trustees considered whether the advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it would derive from its relationships with the Fund, and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for the Fund. No single factor was determinative in the Board’s analysis.

40

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Form N-Qs will be available on the Commission’s website at www.sec.gov. The Trust’s Form N-Qs may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website: www.invescopowershares.com.

©2013 Invesco PowerShares Capital Management LLC		P-PS-AR-10
3500 Lacey Road, Suite 700 Downers Grove, IL 60515
invescopowershares.com 800.983.0903	@PowerShares

Item 2. Code of Ethics.

The Registrant has adopted a Code of Ethics that applies to the Registrant’s principal executive officer and principal financial officer. This Code is filed as an exhibit to this report on Form N-CSR under Item 12(a)(1). No substantive amendments to this Code were made during the reporting period. There were no waivers for the fiscal year ended October 31, 2013.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has four “audit committee financial experts” serving on its audit committee: Mr. Marc M. Kole, Mr. Philip M. Nussbaum, Mr. Gary R. Wicker and Mr. Donald H. Wilson. Each of these audit committee members is “independent,” meaning that he is not an “interested person” of the Registrant (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) and he does not accept any consulting, advisory, or other compensatory fee from the Registrant (except in his capacity as a Board or committee member).

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that person has any greater duties, obligations, or liability than those imposed on a person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4. Principal Accountant Fees and Services.

(a) to (d)

PricewaterhouseCoopers LLP (“PwC”) billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

	Fees Billed by PwC for Services Rendered to the Registrant for fiscal year end 2013	(e) (2) Percentage of Services Approved for fiscal year end 2013 Pursuant to Waiver of Pre- Approval Requirement(1)	Fees Billed by PwC for Services Rendered to the Registrant for fiscal year end 2012	(e) (2) Percentage of Services Approved for fiscal year end 2012 Pursuant to Waiver of Pre- Approval Requirement(1)
Audit Fees	$37,030	N/A	$43,080	N/A
Audit-Related Fees	$0	0%	$0	0%
Tax Fees(2)	$27,150	0%	$19,830	0%
All Other Fees	$0	0%	$0	0%

Total Fees	$64,180	0%	$62,910	0%

(1)	For the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant during the fiscal year in which the services are provided; and (iii) such services are promptly brought to the attention of the Registrant’s Audit Committee and approved by the Registrant’s Audit Committee prior to the completion of the audit.
(2)	Tax fees for the fiscal year ended October 31, 2013 includes fees billed for reviewing tax returns, 2013 excise tax returns, and excise tax distributions calculations and final excise tax distribution calculations and excise tax returns for the liquidated funds. Tax fees for the fiscal year ended October 31, 2012 included fees billed for reviewing tax returns, excise tax returns and excise tax distribution calculations.

(e) (1) Audit Committee Pre Approval Policies and Procedures

PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES

POLICIES AND PROCEDURES

As Adopted by the Audit Committee of

the PowerShares Funds (the “Funds”)

June 26, 2009

Statement of Principles

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission (“SEC”) (“Rules”), the Audit Committee of the Funds’ (the “Audit Committee”) Board of Trustees (the “Board”) is responsible for the appointment, compensation and oversight of the work of independent accountants (an “Auditor”). As part of this responsibility and to assure that the Auditor’s independence is not impaired, the Audit Committee pre-approves the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds’ investment adviser and to affiliates of the adviser that provide ongoing services to the Funds (“Service Affiliates”) if the services directly impact the Funds’ operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”) or require the specific pre-approval of the Audit Committee (“specific pre-approval”). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committee before payment is made. The Audit Committee will also consider the impact of additional fees on the Auditor’s independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committee will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee. The term of any general pre-approval runs from the date of such pre-approval through June 30th of the following year, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committee in fulfilling its responsibilities.

Delegation

The Chairman of the Audit Committee (or, in his or her absence, any member of the Audit Committee) may grant specific pre-approval for non-prohibited services for engagements of less than $20,000. All such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

Audit Services

The annual audit services engagement terms will be subject to specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor’s qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committee may grant either general or specific pre-approval of other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

Non-Audit Services

The Audit Committee may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committee believes that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC’s Rules on auditor independence, and otherwise conforms to the Audit Committee’s general principles and policies as set forth herein.

Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; and assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities.

Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committee pre-approval of permissible Tax services, the Auditor shall:

1.	Describe in writing to the Audit Committee, which writing may be in the form of the proposed engagement letter:

a.	The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and

b.	Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;

2.	Discuss with the Audit Committee the potential effects of the services on the independence of the Auditor; and

3.	Document the substance of its discussion with the Audit Committee.

All Other Auditor Services

The Audit Committee may pre-approve non-audit services classified as “All other services” that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

Pre-Approval Fee Levels or Established Amounts

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committee. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committee at the quarterly Audit Committee meeting and will require specific approval by the Audit Committee before payment is made. The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

Procedures

On an annual basis, the Auditor will submit to the Audit Committee for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committee will be submitted to the Funds’ Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed at the next quarterly scheduled Audit Committee meeting of any such services for which the Auditor rendered an invoice and whether such services and fees had been pre-approved and if so, by what means.

Each request to provide services that require specific approval by the Audit Committee shall be submitted to the Audit Committee jointly by the Funds’ Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the pre-approval policies and procedures and the SEC Rules.

Each request to provide Tax services under either the general or specific pre-approval of the Audit Committee will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will discuss with the Audit Committee the potential effects of the services on the Auditor’s independence and will document the substance of the discussion.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committee for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committee has designated the Funds’ Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds’ Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring. Both the Funds’ Treasurer and management will immediately report to the Chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds’ Treasurer or senior management.

Exhibit 1 to Pre-Approval of Audit and Non-Audit Services Policies and Procedures

Conditionally Prohibited Non-Audit Services (not prohibited if the Fund can reasonably conclude that the results of the service would not be subject to audit procedures in connection with the audit of the Fund’s financial statements)

•	Bookkeeping or other services related to the accounting records or financial statements of the audit client

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

Categorically Prohibited Non-Audit Services

•	Management functions

•	Human resources

•	Broker-dealer, investment adviser, or investment banking services

•	Legal services

•	Expert services unrelated to the audit

•	Any service or product provided for a contingent fee or a commission

•	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance

•	Tax services for persons in financial reporting oversight roles at the Fund

•	Any other service that the Public Company Oversight Board determines by regulation is impermissible.

(f) Not applicable.

(g) PwC billed the Registrant aggregate fees of $27,150 for the fiscal year ended October 31, 2013 and $19,830 for the fiscal year ended October 31, 2012, for non-audit services rendered to the Registrant.

PwC did not bill any fees for non-audit services rendered to the Registrant’s investment adviser (not including any sub adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or any entity controlling, controlled by or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant for the fiscal years ended October 31, 2013 and October 31, 2012.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

The Registrant has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended, which consists of the independent trustees. The Audit Committee members are Ronn R. Bagge, Todd J. Barre, Marc M. Kole, Yung Bong Lim, Philip M. Nussbaum, Gary R. Wicker and Donald H. Wilson.

Item 6. Schedule of Investments.

The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

b)	There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics.

(a)(2) Certifications of the Registrant’s President and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3) Not Applicable.

(b) Certifications of the Registrant’s President and Treasurer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PowerShares Actively Managed Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg
Name:	Andrew Schlossberg
Title:	President

Date: January 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Schlossberg
Name:	Andrew Schlossberg
Title:	President

Date: January 6, 2014

By:	/s/ Steven Hill
Name:	Steven Hill
Title:	Treasurer

Date: January 6, 2014